American Funds Portfolio Series
American Funds® Global Growth Portfolio
Investment portfolio
January 31, 2024
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	20,089,650	$1,128,637
The New Economy Fund, Class R-6	15,382,151	848,633
The Growth Fund of America, Class R-6	13,170,261	847,243
SMALLCAP World Fund, Inc., Class R-6	12,328,584	822,070
EuroPacific Growth Fund, Class R-6	10,118,674	552,986
New World Fund, Inc., Class R-6	3,624,091	268,146
		4,467,715
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,670,024	1,128,416
Total investment securities 100% (cost: $4,654,950,000)		5,596,131
Other assets less liabilities 0%		(1,448)
Net assets 100%		$5,594,683
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$976,775	$60,329	$1,187	$(113)	$92,833	$1,128,637	$13,335	$46,994
The New Economy Fund, Class R-6	740,419	34,590	18,479	(2,438)	94,541	848,633	4,595	29,996
The Growth Fund of America, Class R-6	733,573	60,771	32,598	(1,229)	86,726	847,243	7,053	53,718
SMALLCAP World Fund, Inc., Class R-6	709,981	9,043	6,567	(2,162)	111,775	822,070	8,158	—
EuroPacific Growth Fund, Class R-6	482,551	22,535	—	—	47,900	552,986	8,685	10,266
New World Fund, Inc., Class R-6	241,350	7,904	—	—	18,892	268,146	4,379	3,214
						4,467,715
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	983,843	24,728	1,365	(14)	121,224	1,128,416	7,487	17,240
Total 100%				$(5,956)	$573,891	$5,596,131	$53,692	$161,428

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 1 of 12

American Funds® Growth Portfolio
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	65,704,630	$4,226,779
AMCAP Fund, Class R-6	84,588,777	3,342,948
SMALLCAP World Fund, Inc., Class R-6	37,021,692	2,468,607
The New Economy Fund, Class R-6	30,145,732	1,663,140
New Perspective Fund, Class R-6	29,445,503	1,654,248
		13,355,722
Growth-and-income funds 20%
Fundamental Investors, Class R-6	45,957,689	3,321,822
Total investment securities 100% (cost: $14,045,985,000)		16,677,544
Other assets less liabilities 0%		(4,588)
Net assets 100%		$16,672,956
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$3,538,187	$297,855	$22,767	$(2,264)	$415,768	$4,226,779	$34,568	$263,287
AMCAP Fund, Class R-6	2,784,018	116,052	—	—	442,878	3,342,948	18,300	83,754
SMALLCAP World Fund, Inc., Class R-6	2,072,849	75,712	1,599	(553)	322,198	2,468,607	24,108	—
The New Economy Fund, Class R-6	1,404,619	82,647	—	—	175,874	1,663,140	8,803	57,463
New Perspective Fund, Class R-6	1,381,789	140,900	—	—	131,559	1,654,248	19,289	67,979
						13,355,722
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,819,741	155,422	—	—	346,659	3,321,822	16,849	116,581
Total 100%				$(2,817)	$1,834,936	$16,677,544	$121,917	$589,064

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 2 of 12

American Funds® Growth and Income Portfolio
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	18,818,188	$1,254,797
The Growth Fund of America, Class R-6	19,314,972	1,242,532
		2,497,329
Growth-and-income funds 51%
The Investment Company of America, Class R-6	65,556,407	3,345,343
Capital World Growth and Income Fund, Class R-6	54,516,067	3,294,951
Washington Mutual Investors Fund, Class R-6	28,483,630	1,645,784
		8,286,078
Equity-income funds 10%
Capital Income Builder, Class R-6	23,651,589	1,560,532
Balanced funds 10%
American Balanced Fund, Class R-6	48,683,491	1,569,556
Fixed income funds 14%
The Bond Fund of America, Class R-6	66,481,967	760,554
American Funds Multi-Sector Income Fund, Class R-6	81,617,666	759,860
American Funds Strategic Bond Fund, Class R-6	81,380,455	756,838
		2,277,252
Total investment securities 100% (cost: $13,862,425,000)		16,190,747
Other assets less liabilities 0%		(4,216)
Net assets 100%		$16,186,531
American Funds Portfolio Series — Page 3 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6	$1,069,341	$19,947	$—	$—	$165,509	$1,254,797	$12,387	$—
The Growth Fund of America, Class R-6	1,057,847	88,555	27,124	(3,033)	126,287	1,242,532	10,277	78,278
						2,497,329
Growth-and-income funds 51%
The Investment Company of America, Class R-6	2,915,837	131,750	57,867	(1,026)	356,649	3,345,343	18,936	112,815
Capital World Growth and Income Fund, Class R-6	2,869,180	72,135	—	—	353,636	3,294,951	21,841	50,293
Washington Mutual Investors Fund, Class R-6	1,445,064	44,133	—	—	156,587	1,645,784	10,694	33,439
						8,286,078
Equity-income funds 10%
Capital Income Builder, Class R-6	1,387,292	43,010	—	—	130,230	1,560,532	22,509	1,692
Balanced funds 10%
American Balanced Fund, Class R-6	1,393,045	25,267	—	—	151,244	1,569,556	22,949	—
Fixed income funds 14%
The Bond Fund of America, Class R-6	682,305	29,417	—	—	48,832	760,554	8,081	—
American Funds Multi-Sector Income Fund, Class R-6	683,141	21,825	—	—	54,894	759,860	12,144	—
American Funds Strategic Bond Fund, Class R-6[2]	681,878	29,341	8,764	—	54,383	756,838	(2,097)	—
						2,277,252
Total 100%				$(4,059)	$1,598,251	$16,190,747	$137,721	$276,517

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Portfolio Series — Page 4 of 12

American Funds® Moderate Growth and Income Portfolio
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,895,644	$668,297
SMALLCAP World Fund, Inc., Class R-6	9,674,795	645,116
		1,313,413
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	34,253,912	1,979,191
Capital World Growth and Income Fund, Class R-6	21,931,931	1,325,566
		3,304,757
Equity-income funds 10%
The Income Fund of America, Class R-6	56,019,553	1,307,496
Balanced funds 40%
American Balanced Fund, Class R-6	102,303,747	3,298,273
American Funds Global Balanced Fund, Class R-6	54,419,507	1,969,986
		5,268,259
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	70,190,630	653,475
The Bond Fund of America, Class R-6	56,258,089	643,593
American Funds Strategic Bond Fund, Class R-6	69,139,510	642,997
		1,940,065
Total investment securities 100% (cost: $11,302,500,000)		13,133,990
Other assets less liabilities 0%		(3,324)
Net assets 100%		$13,130,666
American Funds Portfolio Series — Page 5 of 12

unaudited
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$587,390	$35,906	$10,683	$(1,622)	$57,306	$668,297	$7,937	$27,970
SMALLCAP World Fund, Inc., Class R-6	563,974	7,156	13,323	(2,772)	90,081	645,116	6,459	—
						1,313,413
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,775,078	53,419	40,826	2,996	188,524	1,979,191	12,944	40,475
Capital World Growth and Income Fund, Class R-6	1,185,586	29,372	34,312	(971)	145,891	1,325,566	8,893	20,478
						3,304,757
Equity-income funds 10%
The Income Fund of America, Class R-6	1,188,005	20,156	3,572	(227)	103,134	1,307,496	20,156	—
Balanced funds 40%
American Balanced Fund, Class R-6	2,959,115	48,651	29,911	(1,238)	321,656	3,298,273	48,651	—
American Funds Global Balanced Fund, Class R-6	1,776,912	9,594	14,851	(360)	198,691	1,969,986	9,594	—
						5,268,259
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	597,383	10,552	2,336	23	47,853	653,475	10,552	—
The Bond Fund of America, Class R-6	590,971	10,506	—	—	42,116	643,593	6,937	—
American Funds Strategic Bond Fund, Class R-6[2]	588,030	15,753	7,602	— [3]	46,816	642,997	(1,904)	—
						1,940,065
Total 100%				$(4,171)	$1,242,068	$13,133,990	$130,219	$88,923

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

[3]	Amount less than one thousand.
American Funds Portfolio Series — Page 6 of 12

American Funds® Conservative Growth and Income Portfolio
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	14,310,761	$735,287
Washington Mutual Investors Fund, Class R-6	12,694,003	733,459
		1,468,746
Equity-income funds 38%
Capital Income Builder, Class R-6	21,140,046	1,394,821
The Income Fund of America, Class R-6	59,760,936	1,394,820
		2,789,641
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	126,984,655	1,182,227
The Bond Fund of America, Class R-6	102,865,454	1,176,781
American High-Income Trust, Class R-6	77,892,313	739,198
		3,098,206
Total investment securities 100% (cost: $7,118,757,000)		7,356,593
Other assets less liabilities 0%		(2,025)
Net assets 100%		$7,354,568
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	$678,886	$18,565	$23,982	$9	$61,809	$735,287	$6,794	$11,770
Washington Mutual Investors Fund, Class R-6	674,112	20,102	32,992	33	72,204	733,459	4,871	15,232
						1,468,746
Equity-income funds 38%
Capital Income Builder, Class R-6	1,288,687	23,519	37,232	(1,030)	120,877	1,394,821	20,444	1,537
The Income Fund of America, Class R-6	1,286,667	22,632	25,634	(875)	112,030	1,394,820	21,689	—
						2,789,641
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	1,088,378	19,137	12,242	(1,222)	88,176	1,182,227	19,136	—
The Bond Fund of America, Class R-6	1,085,616	18,042	4,127	34	77,216	1,176,781	12,705	—
American High-Income Trust, Class R-6	681,356	12,852	3,515	43	48,462	739,198	12,852	—
						3,098,206
Total 100%				$(3,008)	$580,774	$7,356,593	$98,491	$28,539

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 7 of 12

American Funds® Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio
January 31, 2024
unaudited

Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	15,477,048	$935,433
Capital Group Dividend Value ETF	23,415,616	699,893
American Mutual Fund, Class R-6	9,118,128	468,489
Washington Mutual Investors Fund, Class R-6	4,096,007	236,667
		2,340,482
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	77,549,769	1,161,696
The Tax-Exempt Bond Fund of America, Class R-6	55,624,819	691,417
Limited Term Tax-Exempt Bond Fund of America, Class R-6	28,363,516	434,245
		2,287,358
Short-term securities 1%
Capital Group Central Cash Fund 5.44%[1]	221,035	22,103
Total short-term securities (cost: $22,103,000)		22,103
Total investment securities 100% (cost: $4,305,691,000)		4,649,943
Other assets less liabilities 0%		(1,180)
Net assets 100%		$4,648,763
American Funds Portfolio Series — Page 8 of 12

unaudited
Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$844,029	$20,823	$32,358	$175	$102,764	$935,433	$6,305	$14,518
Capital Group Dividend Value ETF	634,695	—	28,036	1,962	91,272	699,893	3,942	—
American Mutual Fund, Class R-6	424,635	11,728	6,753	679	38,200	468,489	4,292	7,436
Washington Mutual Investors Fund, Class R-6	211,403	6,433	3,997	253	22,575	236,667	1,559	4,874
						2,340,482
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	1,061,757	15,187	14,195	(646)	99,593	1,161,696	12,843	—
The Tax-Exempt Bond Fund of America, Class R-6	637,724	5,732	622	4	48,579	691,417	5,732	—
Limited Term Tax-Exempt Bond Fund of America, Class R-6	404,507	11,802	—	—	17,936	434,245	2,627	—
						2,287,358
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 5.44%[1]	21,668	22,365	21,930	1	(1)	22,103	287	—
Total 100%				$2,428	$420,918	$4,649,943	$37,587	$26,828

[1]	Rate represents the seven-day yield at 1/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 9 of 12

American Funds® Preservation Portfolio
Investment portfolio
January 31, 2024
unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	115,512,952	$1,100,838
Intermediate Bond Fund of America, Class R-6	71,801,259	901,824
		2,002,662
Total investment securities 100% (cost: $2,108,044,000)		2,002,662
Other assets less liabilities 0%		(481)
Net assets 100%		$2,002,181
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,121,586	$12,027	$52,830	$(2,191)	$22,246	$1,100,838	$11,464	$—
Intermediate Bond Fund of America, Class R-6	917,662	9,718	65,835	(6,196)	46,475	901,824	9,531	—
Total 100%				$(8,387)	$68,721	$2,002,662	$20,995	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 10 of 12

American Funds® Tax-Exempt Preservation Portfolio
Investment portfolio
January 31, 2024
unaudited

Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	17,287,965	$264,679
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	17,787,551	176,452
		441,131
Total investment securities 100% (cost: $453,747,000)		441,131
Other assets less liabilities 0%		(90)
Net assets 100%		$441,041
Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$275,058	$3,071	$25,313	$(1,418)	$13,281	$264,679	$1,680	$—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	183,372	2,608	14,932	(348)	5,752	176,452	1,130	—
Total 100%				$(1,766)	$19,033	$441,131	$2,810	$—

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of January 31,
2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-900-0324O-S96416
American Funds Portfolio Series — Page 12 of 12